Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2016
Short-term borrowings and long-term debt

11. Short-term borrowings and long-term debt

Short-term borrowings

Short-term borrowings consist of Due to trust accounts, Call money and funds purchased, Payables under repurchase agreements and securities lending transactions, and Other short-term borrowings.

Details of Other short-term borrowings at March 31, 2015 and 2016 are as follows:

	2015	2016
	(in millions of yen)
Commercial paper and short-term notes issued by consolidated VIEs of asset-backed commercial paper programs (1) (2)	310,042	289,219
Commercial paper and short-term notes issued by MHFG and its subsidiaries (1) (3)	742,500	1,369,302
Borrowings from the Bank of Japan	432,538	324,146
Other	97,517	97,372

Total	1,582,597	2,080,039

Notes:

(1)	Short-term notes are issued under the laws of Japan in the form of dematerialized commercial paper, whose characteristics are economically the same as commercial paper.
(2)	Commercial paper and short-term notes issued by consolidated VIEs of asset-backed commercial paper programs in the above table consist of commercial paper and short-term notes, of which the amounts were ¥235,837 million and ¥74,205 million, respectively, at March 31, 2015, and ¥232,538 million and ¥56,681 million, respectively, at March 31, 2016.
(3)	Commercial paper and short-term notes issued by MHFG and its subsidiaries in the above table consist of commercial paper and short-term notes, of which the amounts were ¥777,602 million and ¥591,700 million, respectively, at March 31, 2016. At March 31, 2015, all the amounts represent the outstanding balances of short-term notes.

Long-term debt

Long-term debt with original maturities of more than one year at March 31, 2015 and 2016 is comprised of the following:

	2015	2016
	(in millions of yen)
Obligations under capital leases	29,129	37,811
Loan participation borrowings	83,128	64,524
Senior borrowings and bonds	11,080,548	11,581,024
Subordinated borrowings and bonds	3,389,436	3,087,563

Total	14,582,241	14,770,922

The following table presents the interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2015	2016
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-8.00	Apr. 2016-Apr. 2046	7,675,926	7,863,984
fixed rate denominated in U.S. dollars	0.00-7.49	Apr. 2016-Sep. 2045	1,579,411	1,783,532
fixed rate denominated in other currencies	0.10-5.00	Apr. 2016-May. 2037	71,802	135,515
floating rate denominated in Japanese yen	0.00-16.00	Apr. 2016-Mar. 2046	925,188	852,425
floating rate denominated in U.S. dollars	0.00-6.70	Apr. 2016-Jul. 2033	777,001	898,840
floating rate denominated in other currencies	0.09-9.40	Jan. 2017-Sep. 2035	51,220	46,728

Total			11,080,548	11,581,024

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	0.62-4.26	Apr. 2016-Perpetual	2,955,502	2,596,460
fixed rate denominated in U.S. dollars	4.30-6.65	Jun. 2016-Perpetual	433,934	491,103

Total			3,389,436	3,087,563

Total			14,469,984	14,668,587

Notes:

(1)	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2016.
(2)	Maturity information disclosed is the range of maturities at March 31, 2016.
(3)	None of the long-term debt issuances above are convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2016:

(in millions of yen)
Fiscal year ending March 31:
2017	1,874,328
2018	1,493,654
2019	4,881,901
2020	1,776,560
2021	432,082
2022 and thereafter	4,312,397

Total	14,770,922